Rental Property, Net	9 Months Ended	12 Months Ended
	Jan. 31, 2015	Apr. 30, 2014
Real Estate [Abstract]
RENTAL PROPERTY, NET

NOTE 5 – RENTAL PROPERTY, NET

Rental Property, Net consisted of the following at January 31, 2015 and April 30, 2014:

	January 31, 2015	April 30, 2014
Land	280,333	280,333
Buildings	2,535,416	2,535,416
Building Improvements	130,731	121,238
Accumulated Depreciation	(604,736)	(537,965)
Net, Real Estate Investments	2,341,744	2,399,022

As of January 31, 2015, real estate investments consisted of two properties:

58 Main St. Topsfield, Ma 01983

●	Description: 4,000 Square foot, Commercial Building
●	Status: Rented 100% occupancy. Lease term: 3-Year
●	Owner: Walker Partners, LLC
●	Purchase Price: $503,000
●	Current Mortgage Debt: $546,700

7 Grove St., Topsfield, Ma 01983

●	Description: 12,000 Square foot, Business Office, Retail and Professional Space
●	Status: Rented at 100% occupancy. Lease term: 3-Year
●	Owner: Grove Realty Partners, LLC
●	Purchase Price: $2.025 million
●	Current Mortgage Debt: $1,425,982

For the three and nine month periods ending January 31, 2015 and 2014, the Company recognized rental revenues from the properties of $62,200, $57,730, $182,324 and $153,147, respectively. Rent for the current three and nine month period includes $9,000 and $27,000 from a related party who occupies an office in one of the Company’s properties.

Depreciation expense for the three and nine month periods ended January 31, 2015 and 2014 totaled $22,271, $22,195, $66,771, and $63,606, respectively.

NOTE 5 – RENTAL PROPERTY, NET

Rental Property, Net consisted of the following at April 30, 2014 and April 30, 2013:

	April 30, 2014	April 30, 2013
Land	280,333	---
Buildings	2,535,416	---
Leasehold Improvements	121,238	---
Accumulated Depreciation	(537,965)	---
Net, Real Estate Investments	2,399,022	---

As of April 30, 2014, real estate investments consisted of two properties:

58 Main St. Topsfield, Ma 01983

•	Description: 4,000 Square foot, Commercial Building
•	Status: Rented 100% occupancy. Lease term: 3-Year
•	Owner: Walker Partners, LLC
•	Purchase Price: $503,000
•	Current Mortgage Debt: $558,177

7 Grove St., Topsfield, Ma 01983

•	Description: 12,000 Square foot, Business Office, Retail and Professional Space
•	Status: Rented at 100% occupancy. Lease term: 3-Year
•	Owner: Grove Realty Partners, LLC
•	Purchase Price: $2.025 million
•	Current Mortgage Debt: $1,425,982

For the twelve month periods ending April 30, 2014 and 2013, the Company recognized revenues of $214,235 and $0, respectively. Rent for the current twelve-month period includes $36,000 from a related party who occupies an office in one of the Company’s properties.

Depreciation expense for the twelve months periods ended April 30, 2014 and 2013 totaled $85,097 and $0, respectively.